ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Schedule of components of accounts receivable
The components of accounts receivable at December 31 were as follows:

	2017	2016
Trade receivables	$137,963	$121,384
Less: allowance for doubtful accounts	(1,827)	(2,486)
	136,136	118,898
Sales taxes receivable	3,120	2,808
R&D tax credits	4,408	5,331
Financing receivables	1,442	—
Other receivables	23,397	16,761
	$168,503	$143,798

Schedule of movement in the allowance for doubtful accounts
The movement in the allowance for doubtful accounts during the years ended December 31 were as follows:

	2017	2016	2015
Balance, beginning of year	$2,486	$2,088	$2,275
Bad debt expense (recovery)	(535)	383	615
Write-offs and settlements	(194)	15	(792)
Foreign exchange	70	—	(10)
	$1,827	$2,486	$2,088